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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2003.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Royal Capital Management, LLC
Address:       575 Lexington Avenue, 4th Floor, New York, New York 10022

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Yale M. Fergang
Title:         Manager
Phone:         (212) 572-8333
Signature, Place, and Date of Signing:

  /s/ Yale M. Fergang           New York, New York          August 7, 2003
  --------------------          ------------------          -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:           $150,705



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE


                                                                                                             VOTING AUTHORITY
                        TITLE OF                  VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER    ------------------------
NAME OF ISSUER           CLASS         CUSIP    (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE    SHARED   NONE
--------------          --------    ----------  ---------  ----------   ---  ----   --------  ---------  ---------  -------  ----
AMN HEALTHCARE SERVICES   COM        001744101     2,984     235,000    SH           SOLE                 235,000
AFTERMARKET TECH CORP     COM        008318107     2,385     225,000    SH           SOLE                 225,000
ALTRIA GROUP INC          COM        02209S103    22,720     500,000    SH           SOLE                 500,000
BROOKSTONE INC            COM        114537103       784      39,100    SH           SOLE                  39,100
CLEVELAND CLIFFS INC      COM        185896107       782      43,800    SH           SOLE                  43,800
CROSS CTRY HEALTHCARE     COM        227483104     1,316     100,000    SH           SOLE                 100,000
DAVE & BUSTERS INC        COM        23833N104     2,854     261,800    SH           SOLE                 261,800
ECHELON CORP              COM        27874N105     1,353      97,100    SH           SOLE                  97,100
EL PASO ELEC CO           COM NEW    283677854    11,713     950,000    SH           SOLE                 950,000
FAIRFAX FINL HLDGS LTD    COM        303901102    14,313      93,000    SH           SOLE                  93,000
FOOT LOCKER INC.          COM        344849104     7,950     600,000    SH           SOLE                 600,000
GOLD FIELDS LTD NEW       SPONSORED
                          ADR        38059T106     3,325     273,000    SH           SOLE                 273,000
GRAFTECH INTL LTD         COM        384313102       897     164,500    SH           SOLE                 164,500
HEAD N V                  NY         422070102     3,026   1,375,300    SH           SOLE               1,375,300
                          REGISTRY
                          SH
HERLEY INDUSTRIES INC     COM        427398102       755      45,000    SH           SOLE                  45,000
JACK IN THE BOX INC       COM        466367109     1,447      64,900    SH           SOLE                  64,900
JONES APPAREL GROUP IN    COM        480074103     4,096     140,000    SH           SOLE                 140,000
LIBERTY MEDIA CORP NEW    COM SER    530718105     5,804     502,105    SH           SOLE                 502,105
                          A
LOEWS CORP                COM        540424108    12,532     265,000    SH           SOLE                 265,000
MASSEY ENERGY CORP        COM        576206106     6,923     526,500    SH           SOLE                 526,500
MAXXAM INC                COM        577913106     3,622     249,800    SH           SOLE                 249,800
NCO PORTFOLIO MNMT INC    COM        62885J108     5,291     899,800    SH           SOLE                 899,800
PARTY CITY CORP           COM        702145103     2,582     250,000    SH           SOLE                 250,000
PXRE GROUP LTD            COM        G73018106     8,156     411,900    SH           SOLE                 411,900
RYERSON TULL INC NEW      COM        78375P107     6,806     775,200    SH           SOLE                 775,200
SCOTTISH ANNUITY & LIFE   ORD        G7885T104     7,080     350,300    SH           SOLE                 350,300
 HLDG
TEXAS GENCO HLDGS INC     COM        882443104       709      30,500    SH           SOLE                  30,500
WMS INDS INC              COM        929297109     8,500     545,200    SH           SOLE                 545,200